UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2010 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-94.6%
Aerospace & Defense-1.4%

TASC, Inc.	BTL-A	Ba2	BB	5.50%	12/18/14	$354,583	$356,060
TASC, Inc.	BTL-B	Ba2	BB	5.75	12/18/14	760,917	765,038
Wesco International, Inc.	2nd Lien	B3	B-	6.01	03/29/14	762,667	745,824
Wyle Laboratories, Inc.	BTL-B	B1	BB	7.75	03/16/16	3,293,738	3,295,796

							5,162,718

Airlines-1.0%

Delta Air Lines, Inc.	2nd Lien	B2	B	3.51	04/30/14	967,500	913,077
United Airlines, Inc.	Tranche B	Ba3	BB-	2.31	02/01/14	1,374,444	1,297,705
US Airways Group, Inc.	BTL	B3	B+	2.76	03/23/14	1,440,000	1,249,200

							3,459,982

Auto Components-3.2%

Allison Transmission, Inc.	BTL-B	B2	B	3.01-3.05	08/07/14	2,349,559	2,210,789
Federal Mogul Corp.	BTL-B	Ba3	B+	2.20	06/27/15	1,634,398	1,436,482
Federal Mogul Corp.	BTL-C	Ba3	B+	2.20	06/27/15	833,876	732,899
FleetPride Corp.	BTL-B	Ba3	BB-	3.03	06/28/13	226,563	207,305
Tenneco, Inc.	BTL-B	Ba2	BB-	5.04	06/03/16	997,500	998,123
United Components, Inc.	Tranche D	Ba3	B	6.25	03/23/17	4,135,000	4,172,476
Veyance Technologies, Inc.	1st Lien	NR	NR	2.76	07/31/14	2,546,250	2,208,872
Veyance Technologies, Inc.	Delayed Draw	NR	NR	2.76	07/31/14	364,688	316,366

							12,283,312

Automobiles-0.7%

Ford Motor Co.	BTL-B	Ba1	BB	3.01-3.05	12/15/13	2,757,230	2,708,118

Building Products-0.7%

Brand Services, Inc.	BTL	B1	B	2.56-2.81	02/07/14	1,834,081	1,703,403
Brand Services, Inc.	BTL-B2	NR	NR	3.56-3.81	02/07/14	921,763	869,914
PGT Industries, Inc.	BTL-A2	NR	NR	7.25	02/14/12	193,902	183,238

							2,756,555

Capital Markets-2.1%

McKechnie Aerospace	2nd Lien	NR	NR	5.26	05/11/15	999,809	989,811
Nuveen Investments, Inc.	BTL-B	B3	B	3.29-3.48	11/13/14	3,000,000	2,705,157
Pinafore LLC	BTL-B	Ba2	BB	6.75	09/21/16	2,500,000	2,525,773
Tensar Earth Technologies, Inc.	BTL-B	B3	CCC+	3.98	10/31/12	792,511	626,083
TPF Generation Holdings LLC	2nd Lien	B3	B	4.54	12/15/14	1,500,000	1,369,688

							8,216,512

Chemicals-4.6%

AZ Chemicals, Inc.	1st Lien	B1	BB-	2.30	02/28/13	837,366	831,086
Brenntag AG	BTL	NR	B+	4.01-4.48	01/18/14	28,962	29,071
Brenntag AG	BTL-B2	NR	B+	4.01-4.06	01/18/14	166,444	167,068
Chemtura Corp.(5)	DIP	NR	NR	6.00	02/11/11	1,730,000	1,742,435
Chemtura Corp.(5)	BTL	Ba1	NR	5.50	08/27/16	1,890,000	1,905,749
Cognis GmbH	BTL-C	B2	B	2.29	09/15/13	1,000,000	988,125
Cristal Inorganic Chemicals US, Inc.	1st Lien	B1	B	2.54	05/15/14	883,423	838,883
Hexion Specialty Chemicals, Inc.	BTL-C1	B1	CCC+	4.31	05/05/15	485,527	465,257
Hexion Specialty Chemicals, Inc.	BTL-C2	B1	CCC+	4.06	05/05/15	215,031	206,054
Huntsman International LLC	BTL-B	Ba2	BB-	1.77-1.98	04/21/14	2,434,163	2,332,739
Huntsman International LLC	BTL-C	Ba2	BB-	2.51-2.52	06/23/16	264,918	255,232
Ineos US Finance LLC	BTL-B2	B2	B	7.50	12/16/13	1,414,437	1,418,857
Ineos US Finance LLC	BTL-C2	B2	B	8.00	12/16/14	1,606,497	1,611,517
LyondellBasell Industries	BTL	Ba3	BB	5.50	08/06/16	2,079,788	2,100,007
Momentive Performance	BTL-B1	Ba3	CCC+	2.56	12/04/13	1,982,012	1,898,603
Solutia, Inc.	BTL-B	Ba2	BB-	4.75	03/17/17	803,688	806,324

							17,597,007

Commercial Services & Supplies-5.5%

Altegrity, Inc.	BTL-B	B1	B+	7.75	08/03/15	2,398,988	2,403,486
ATI Schools	BTL-B	Ba3	B	8.25	12/31/14	992,500	884,980
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	6.04	08/28/14	1,077,040	457,742
AWAS	BTL-B	Ba2	BBB-	7.75	05/12/16	2,540,000	2,578,100
Entegra Power Group LLC	2nd Lien	B3	B	3.03	04/19/14	434,944	412,188
KAR Holding, Inc.	BTL-B	Ba3	B+	3.01	10/19/13	1,000,000	971,458
Key Safety Systems, Inc.	1st Lien	NR	BB	2.51-2.53	03/08/14	1,447,065	1,293,917
New Customer Services Cos., Inc.	BTL	B3	B-	9.50	03/23/17	1,750,000	1,725,938
New Customer Services Cos., Inc.	BTL-B	Ba3	B+	6.00	03/23/16	2,871,429	2,865,447
Quad Graphics, Inc.	BTL-B	Ba2	BB+	5.50	04/23/16	2,024,925	1,994,551
Reynolds Group Holdings, Inc.	BTL	B1	BB-	5.75	05/05/16	3,324,094	3,340,013
Reynolds Group Holdings, Inc.	BTL-B	B1	BB-	6.25	05/05/16	1,194,922	1,203,137
ValleyCrest Cos.	1st Lien	NR	NR	2.54	10/04/13	885,257	823,289

							20,954,246

Communications Equipment-1.3%

Aeroflex, Inc.	BTL-B1	Ba2	BB-	3.63	08/15/14	1,891,059	1,824,872
Airvana, Inc.	BTL	B2	B+	11.00	08/26/14	1,208,917	1,199,850
Sorenson Communications, Inc.	BTL-C	NR	NR	6.00	08/16/13	1,988,447	1,824,814

							4,849,536

Containers & Packaging- 3.2%

Anchor Glass Container Corp.	1st Lien	B1	BB-	6.00	02/03/16	1,722,447	1,723,524
Anchor Glass Container Corp.	2nd Lien	B3	B-	10.00	09/02/16	560,000	554,400
Berry Plastics Corp.	BTL-C	B1	B	2.38	04/03/15	1,982,058	1,816,849
BWAY Corp.	BTL-B	Ba3	B+	5.50	03/28/17	2,736,000	2,741,699
BWAY Corp.	BTL-C	Ba3	B+	5.50	03/28/17	256,500	257,034
Consolidated Container Co.	2nd Lien	Caa1	CCC+	5.75	09/28/14	1,250,000	1,126,563
Graham Packaging Co. LP	BTL-D	B1	B+	6.00	09/23/16	1,800,000	1,816,313
Graham Packaging Co. LP	BTL-C	B1	B+	6.75	04/05/14	736,174	742,615
Smurfit-Stone Container Corp.	BTL	B2	BB+	6.75	02/22/16	1,471,313	1,482,961

							12,261,958

Distributors- 1.0%

CDW Corp.	BTL-B	B2	B-	4.26	10/10/14	4,313,493	3,980,883

Diversified Consumer Services- 0.9%

Vertrue, Inc.	BTL	Ba3	B	3.29	08/18/14	2,445,907	2,109,595
Vertrue, Inc.	2nd Lien	Caa1	CCC+	7.54	08/14/15	1,490,000	1,206,900

							3,316,495

Diversified Financial Services- 4.2%

BLB Management Services, Inc.(5)	1st Lien	NR	B+	4.75	08/23/12	244,571	189,543
BLB Management Services, Inc.†(5)(7)	2nd Lien	NR	B-	6.50	08/23/12	250,000	5,938
Bridge Information Systems, Inc. †@# (5)(6)	BTL-B	NR	NR	6.25	05/29/49	356,779	0
BRSP LLC	BTL	B2	NR	7.50	06/17/14	1,959,587	1,969,385
CIT Group, Inc.	BTL-A	B1	BB	6.25	08/11/15	2,486,836	2,511,317
Fox Acquisition LLC	BTL-B	B2	B	7.50	07/14/15	969,069	953,321
National Processing Co. LLC	1st Lien	B2	B+	7.00	09/29/12	1,193,706	1,185,649
National Processing Co. LLC	2nd Lien	Caa2	CCC+	10.75	09/29/14	500,000	490,000
Ocwen Financial Corp.	BTL-B	B1	B	9.00	07/29/15	5,874,375	5,933,119
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	2.76	04/02/14	958,955	929,437
Securus Technologies, Inc.	BTL-B	B1	B	8.00	10/30/14	905,450	911,109
Universal City Apartment Holding	BTL-B	Ba2	B+	5.50	10/20/14	861,300	866,504

							15,945,322

Diversified Telecommunication Services- 2.2%

Cincinnati Bell, Inc.	BTL	Ba3	BB	6.50-7.25	06/11/17	2,308,400	2,322,828
SAVVIS Communications Corp.	BTL	B1	B	6.75	08/04/16	2,100,000	2,104,813
Telcordia Technologies, Inc.	BTL-B	B1	B+	6.75	04/13/16	1,122,188	1,127,798
U.S. TelePacific Corp.	BTL	B2	CCC+	9.25	08/17/15	995,000	1,002,463
West Corp.	BTL-B2	B1	BB-	2.63	10/24/13	1,976,917	1,952,205

							8,510,107

Electric Utilities- 0.3%

KGen Power Corp.	LOC	B1	BB-	0.15	02/08/14	375,000	356,250
KGen Power Corp.	BTL	B1	BB-	2.06	02/08/14	419,086	398,132
La Paloma Generating Co.	Delayed Draw	B3	CCC+	2.28	08/16/12	14,344	12,798
La Paloma Generating Co.	LOC	B3	CCC+	2.01	08/16/12	32,787	29,252
La Paloma Generating Co.	1st Lien	B3	CCC+	2.28	08/16/12	180,106	160,689
La Paloma Generating Co.	2nd Lien	Caa2	CC	4.03	08/16/13	250,000	194,583
Mach Gen LLC	LOC	Ba3	BB-	2.53	02/22/13	88,760	82,991

							1,234,695

Electrical Equipment- 0.1%

NSG Holdings II LLC	LOC	Ba2	BB	1.79	06/15/14	102,041	97,449
NSG Holdings II LLC	BTL	Ba2	BB	1.79	06/15/14	473,082	451,794

							549,243

Electronic Equipment, Instruments & Components- 0.1%

X-Rite, Inc.	1st Lien	B2	B+	6.25-7.00	10/24/12	484,946	471,610

Energy Equipment & Services- 0.9%

Aquilex Holdings LLC	BTL-B	Ba2	BB-	5.50	04/01/16	796,000	795,668
Big West Oil LLC	BTL	B2	B+	12.00	07/23/15	573,264	582,340
MEG Energy Corp.	BTL-D	B1	BB+	6.00	04/03/16	2,232,475	2,239,451

							3,617,459

Food & Staples Retailing- 1.2%

Rite Aid Corp.	BTL-B2	B3	B+	2.01	06/04/14	2,977,138	2,919,456
Smart & Final, Inc.	Delayed Draw	B3	B	3.26-3.31	05/31/14	402,010	374,874
Smart & Final, Inc.	1st Lien	B3	B	3.26-3.31	05/31/14	565,415	527,249
Smart & Final, Inc.	2nd Lien	Caa2	CCC	8.03	11/30/16	1,047,067	945,850

							4,767,429

Food Products- 0.8%

Dole Food Co., Inc.	BTL-B	Ba2	BB-	5.00-5.50	03/03/17	325,892	328,103
Dole Food Co., Inc.	BTL-C	Ba2	BB-	5.00-5.50	03/03/17	809,434	814,927
Michael Foods, Inc.	BTL-B	B1	BB-	6.25	06/29/16	1,965,075	1,983,498

							3,126,528

Health Care Equipment & Supplies- 0.8%

Butler Animal Health Supply LLC	BTL-B	B1	BB-	5.50	12/31/15	684,825	687,376
Gambro AB	BTL-B	NR	NR	2.85	06/05/14	430,973	382,847
Gambro AB	BTL-C	NR	NR	3.35	06/05/15	430,973	382,847
PTS Pharmaceuticals	BTL-B	Ba3	BB-	2.51	04/10/14	1,935,000	1,789,391

							3,242,461

Health Care Providers & Services- 3.9%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	BB-	5.50	06/01/16	332,488	328,886
Broadlane, Inc.	BTL	B2	BB-	6.00	02/04/15	1,492,500	1,485,038
Community Health Systems, Inc.	Delayed Draw	Ba3	BB	2.55	07/25/14	126,254	119,941
Community Health Systems, Inc.	BTL	Ba3	BB	2.55	07/25/14	2,456,149	2,333,337
HCA, Inc.	BTL-B	Ba3	BB	2.54	11/17/13	1,000,000	969,886
inVentiv Health, Inc.	BTL-B	Ba3	BB-	6.50	08/04/16	927,675	930,139
Multiplan, Inc.	BTL	Ba3	B	6.50	08/26/17	4,009,519	4,019,042
Prime Healthcare Services, Inc.	BTL-B	B1	NR	7.25	04/28/15	995,000	980,075
RehabCare Group, Inc.	BTL-B	Ba3	BB	6.00	11/24/15	447,288	447,565
Team Health, Inc.	BTL-B	B1	BB	2.29-2.34	11/23/12	238,125	231,577
Universal Health Services, Inc.	BTL-B	Ba2	BB+	4.75	08/05/16	3,000,000	3,017,577

							14,863,063

Health Care Technology- 0.7%

IMS Health, Inc.	BTL-B	Ba3	BB	5.25	02/26/16	2,698,404	2,717,236

Hotels, Restaurants & Leisure- 5.3%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	6.75	04/22/16	2,743,125	2,623,113
CCM Merger, Inc.	BTL-B	B3	BB-	8.50	07/23/12	2,708,864	2,687,870
Cedar Fair LP	BTL-B	Ba2	BB-	5.50	12/15/16	2,374,050	2,391,340
Denny’s Corp.	BTL-B	B1	B+	6.50	09/30/16	2,000,000	2,006,250
Gateway Casinos & Entertainment, Inc.	1st Lien	NR	NR	10.50	09/17/14	1,009,438	1,014,486
Golden Nugget, Inc.	1st Lien	Caa3	CC	3.26	06/30/14	1,264,703	1,023,619
Golden Nugget, Inc.	Delayed Draw	Caa3	CC	3.26-3.27	06/30/14	719,898	582,668
Green Valley Ranch Gaming LLC†(7)	2nd Lien	Ca	NR	3.50	08/06/14	1,000,000	32,708
Harrah’s Operating Co., Inc.	BTL-B2	Caa1	B	3.50	01/28/15	2,000,000	1,727,492
Isle of Capri Casinos, Inc.	BTL	B1	B+	5.00	11/25/13	1,091,923	1,048,519
Isle of Capri Casinos, Inc.	Delayed Draw A	B1	B+	5.00	11/25/13	329,276	316,187
Isle of Capri Casinos, Inc.	Delayed Draw B	B1	B+	5.00	11/25/13	436,769	419,408
NPC International, Inc.	BTL	Ba3	B+	2.01-2.29	09/29/13	1,295,962	1,245,744
Quizno’s LLC	1st Lien	NR	NR	5.06	05/05/13	2,007,175	1,736,624
Travelport, Inc.	Delayed Draw	Ba3	B	2.76	08/23/13	259,565	250,433
Wendy’s/Arby’s Restaurants LLC	BTL-B	Ba2	BB	5.00	05/24/17	997,500	1,001,864

							20,108,325

Household Products- 1.7%

American Achievement Corp.	BTL-B	B1	B+	6.25-6.50	03/25/11	148,306	142,373
Diversey, Inc.	BTL-B	Ba2	BB-	5.50	11/24/15	1,080,923	1,085,652
Huish Detergents, Inc.	1st Lien	Ba2	BB	2.01	04/26/14	1,935,000	1,856,391
KIK Custom Products	CND TL	B3	CCC+	2.54	05/24/14	351,636	297,132
KIK Custom Products	BTL	B3	CCC+	2.54	05/24/14	2,051,207	1,733,270
Scotsman Industries, Inc.	BTL-B	B1	B+	5.75-6.50	04/30/15	1,492,500	1,494,366

							6,609,184

Industrial Conglomerates- 2.6%

Clopay Ames True Temper Holding Corp.	BTL	B1	BB+	7.75	08/03/16	2,400,000	2,406,000
Dresser, Inc.	2nd Lien	B3	B-	6.11	05/04/15	3,000,000	2,909,064
GenTek, Inc.	BTL	B1	B+	7.00	10/29/14	1,018,341	1,020,251
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.76-2.79	06/30/14	2,969,348	2,606,346
Sequa Corp.	BTL-B	B2	B-	3.55-3.79	12/03/14	999,706	940,974

							9,882,635

Industrial Power Producers & Energy Traders- 0.7%

New Development Holdings LLC	BTL-B	Ba3	BB-	7.00	06/15/17	2,693,250	2,742,485

Insurance- 2.4%

Alliant Holdings, Inc.	BTL-B	B2	B	3.53	10/23/14	956,400	918,144
Amwins Group, Inc.	1st Lien	B2	B-	2.79-2.80	06/08/13	1,898,650	1,763,371
Asurion Corp.	BTL-B	Ba3	B+	3.26-3.40	07/07/14	2,955,038	2,829,449
Hub International Holdings, Inc.	BTL	B2	B	2.79	06/13/14	2,371,324	2,246,829
Hub International Holdings, Inc.	Delayed Draw	B2	B	2.79	06/13/14	533,029	505,045
USI Holdings Corp.	BTL-B	B2	B-	3.01	05/04/14	969,925	900,818

							9,163,656

Internet & Catalog Retail- 1.0%

Affinion Group, Inc.	BTL-B	Ba2	BB-	5.00	10/09/16	1,696,475	1,668,907
SkillSoft Corp.	BTL	Ba3	BB	6.50	05/26/17	1,995,000	2,014,118

							3,683,025

Internet Software & Services- 0.3%

Skype Technologies SA	BTL	B1	B+	7.00	02/23/15	1,218,750	1,228,398

IT Services- 4.4%

DynCorp International, Inc.	BTL-B	Ba1	BB	6.25	07/07/16	2,000,000	2,004,740

Fidelity National Information Services, Inc.	BTL-B	Ba1	BBB-	5.25	07/18/16	3,070,000	3,097,136
First Data Corp.	BTL-B1	B1	B+	3.01	09/24/14	2,487,974	2,196,259
First Data Corp.	BTL-B2	B1	B+	3.01	09/24/14	2,384,365	2,103,904
First Data Corp.	BTL-B3	B1	B+	3.01	09/24/14	931,794	822,190
iPayment, Inc.	BTL-B	B1	B-	2.26-2.29	03/31/13	1,649,461	1,560,115
Sabre Holdings Corp.	BTL-B	B1	B	2.26-2.48	09/30/14	1,430,468	1,325,642
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.97-4.04	02/28/16	950,987	935,087
TransFirst Holdings, Inc.	BTL-B	B2	B	3.04	06/15/14	2,907,350	2,674,762

							16,719,835

Leisure Equipment & Products- 0.5%

SRAM LLC	BTL-B	Ba3	BB-	5.00-5.50	04/30/15	1,793,103	1,795,345

Machinery- 1.0%

Bucyrus International, Inc.	BTL-C	Ba2	BB	4.50	02/19/16	1,481,350	1,495,793
Gleason Corp.	BTL-B	NR	NR	2.00-2.31	06/23/13	974,912	882,296
Manitowoc Co., Inc.	BTL-B	B1	BB	8.00	11/07/14	673,476	675,999
NACCO Materials Handling Group, Inc.	BTL	NR	NR	2.01-2.37	03/21/13	962,312	887,732

							3,941,820

Marine- 0.5%

Dockwise Transport BV	BTL-B	NR	NR	2.04	04/01/15	228,761	211,947
Dockwise Transport BV	BTL-B2	NR	NR	2.04	04/01/15	468,044	433,643
Dockwise Transport BV	BTL-C	NR	NR	2.91	04/01/16	191,749	177,655
Dockwise Transport BV	BTL-C2	NR	NR	2.91	04/01/16	468,044	433,643
Dockwise Transport BV	BTL-D	NR	NR	4.79	07/12/16	241,913	216,814
Dockwise Transport BV	BTL-D2	NR	NR	4.79	07/12/16	483,825	433,628

							1,907,330

Media-14.9%

Advanstar Communications, Inc.	1st Lien	Caa2	CCC+	2.54	05/31/14	1,937,425	1,491,817
Caribe Information Investment, Inc.	BTL-B	B3	CCC-	2.54-2.67	03/31/13	1,610,481	1,175,651
Carmike Cinemas, Inc.	BTL	B1	B-	5.50	01/27/16	1,455,327	1,458,446
Century - TCI California LP†@#(5)	Revolver	NR	NR	6.50	12/31/49	10,000	0
Cequel Communications LLC	BTL	Ba3	BB-	2.26	11/05/13	1,656,224	1,613,339
Charter Communications Operating LLC	BTL	Ba1	BB+	2.26	03/06/14	3,939,253	3,851,837
Cinram International, Inc.	BTL-B	B3	CCC+	2.26	05/06/11	777,948	570,236
Citadel Broadcasting Co.	BTL-B	Ba2	BB+	11.00	06/03/15	2,191,390	2,317,669
Cumulus Media, Inc.	BTL	Caa1	B-	4.01	06/11/14	1,617,433	1,460,744
Fender Musical Instruments Corp.	Delayed Draw	B2	B	2.55	01/07/14	288,301	247,939
Fender Musical Instruments Corp.	BTL-B	B2	B	2.54	06/07/14	569,049	489,382
Formula One Holdings	BTL-B1	NR	NR	2.42	12/31/13	1,120,285	1,011,058
Formula One Holdings	BTL-B2	NR	NR	2.42	12/31/13	756,721	682,941
Formula One Holdings	BTL-D2	NR	NR	3.80	06/30/14	1,500,000	1,325,625
GateHouse Media Operating, Inc.	Delayed Draw	Ca	CCC-	2.26	08/28/14	813,503	310,148
GateHouse Media Operating, Inc.	BTL-B	Ca	CCC-	2.26	08/28/14	3,178,085	1,211,645
GateHouse Media Operating, Inc.	BTL-C	Ca	CCC-	2.51	08/28/14	997,897	380,448
Gray Television, Inc.	BTL-B	B2	B	3.76	12/31/14	1,521,678	1,462,078
Hicks Sports Group†(7)	BTL-B	NR	NR	6.75	12/15/10	2,787,140	2,573,459
HIT Entertainment, Ltd.	BTL	B1	CCC+	5.68	06/01/12	891,676	862,418
HIT Entertainment, Ltd.	2nd Lien	Caa2	CCC-	5.94	02/05/13	1,000,000	686,250
Idearc, Inc.	BTL-B	B3	B-	11.00	12/31/15	700,242	547,189
Interactive Data Corp.	BTL-B	Ba3	B+	6.75	01/29/17	3,042,375	3,085,781
Knology, Inc.	BTL-B	B1	B+	5.50	09/13/16	900,000	891,000
Live Nation Entertainment, Inc.	BTL-B	Ba2	BB-	4.50	11/07/16	1,990,000	1,968,442
Local Insight Regatta Holdings, Inc.	BTL	Caa2	CCC-	7.75	04/23/15	696,017	508,962
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/17	2,748,113	2,724,067
Mediacom LLC	BTL-D	Ba3	BB-	5.50	03/31/17	955,350	911,165
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/17	2,748,113	2,706,891
Metro-Goldwyn-Mayer Studios, Inc.†(9)	BTL-B	NR	NR	5.50	07/01/12	2,887,500	1,274,109
Mission Broadcasting, Inc.	BTL	Ba3	BB-	5.00	09/30/16	389,025	388,052
NextMedia Operating, Inc.	BTL-B	B3	B+	8.25	05/21/16	2,930,275	2,933,938
Nextstar Broadcasting, Inc.	BTL-B	Ba3	BB-	5.00-6.25	09/30/16	608,475	606,954
Nielsen Finance LLC	BTL	Ba3	BB-	2.26	08/09/13	1,279,000	1,235,563
Sinclair Television Group, Inc.	BTL-B	Baa3	BB	5.50	10/29/15	1,448,182	1,454,518
Spanish Broadcasting Systems, Inc.	1st Lien	Caa3	B-	2.04	06/10/12	945,000	891,844
Tribune Co.†(5)(7)	BTL-B	NR	NR	6.50	06/04/14	3,925,075	2,314,158
TWCC Holding Corp.	BTL-B	Ba2	BB	5.00	09/14/15	1,155,673	1,161,039
Univision Communications, Inc.	BTL-B	B2	B-	2.51	09/29/14	3,949,530	3,469,978
WideOpenWest Finance LLC	BTL	B1	B-	2.76-4.75	06/18/14	977,547	910,341
WideOpenWest Finance LLC	BTL-B	B1	B-	6.76-8.75	06/18/14	1,481,320	1,450,460
Yell Group, Ltd.	BTL-B	NR	NR	4.01	07/31/14	845,147	485,356

							57,102,937

Metals & Mining- 0.3%

Aleris International, Inc.†@#	BTL-C1	NR	NR	4.25	12/19/13	175,092	0
Novelis, Inc.	CND TL	Ba1	BB-	2.26	07/06/14	737,001	714,891
Novelis, Inc.	BTL	Ba1	BB-	2.26	07/06/14	250,280	242,772

							957,663

Multi Utilities- 1.1%

Texas Competitive Electric Holdings Co. LLC	BTL-B1	B1	B+	3.76-3.79	10/10/14	1,969,543	1,533,098
Texas Competitive Electric Holdings Co. LLC	BTL-B2	B1	B+	3.76-4.07	10/10/14	3,507,689	2,729,908

							4,263,006

Multiline Retail- 1.2%

Neiman Marcus Group, Inc.	BTL-B	B2	BB-	2.26-2.29	04/06/13	2,134,245	2,071,914
RGIS LLC	Delayed Draw	B1	B	2.79	04/30/14	42,432	39,250
RGIS LLC	BTL-B	B1	B	2.77-2.79	04/30/14	848,650	785,002
Savers, Inc.	BTL-B	Ba3	B+	5.75-6.00	02/17/16	1,675,800	1,684,179

							4,580,345

Oil, Gas & Consumable Fuels- 1.3%

Alon USA, Inc. (Edgington Facility)	BTL	B1	B+	2.51	06/22/13	26,597	17,820
Alon USA, Inc. (Paramount Facility)	BTL	B1	B+	2.51-3.01	06/22/13	212,778	142,561
Great Point Power LLC	BTL	Ba1	BB+	5.50	06/04/17	1,671,600	1,673,690
NE Energy, Inc.	2nd Lien	B3	CCC+	4.81	05/01/14	250,000	227,500
Pilot Travel Centers LLC	BTL-B	Ba2	BBB-	5.25	06/30/16	832,521	841,882
Venoco, Inc.	2nd Lien	B3	BB-	4.31	05/08/14	2,351,333	2,214,173

							5,117,626

Paper & Forest Products- 0.1%

MMGS Packaging Acquisition	2nd Lien	Caa3	CC	5.79	03/07/15	500,000	380,000

Personal Products- 1.1%

NBTY, Inc.	BTL-B	Ba3	BB-	6.25	07/14/17	2,730,000	2,761,687
Revlon, Inc.	BTL-B	Ba3	B+	6.00-6.25	03/11/15	1,492,500	1,488,924

							4,250,611

Pharmaceuticals- 1.4%

Harvard Drug Group LLC	BTL-B	B1	B+	6.50	04/05/16	741,429	700,650
Harvard Drug Group LLC	Delayed Draw	B1	B+	6.50	04/05/16	101,946	96,339
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba1	BB+	5.50	06/21/16	2,316,000	2,339,702
Warner Chilcott PLC	BTL-A	Ba3	BB	6.00	10/31/14	410,763	409,479
Warner Chilcott PLC	BTL-B3	Ba3	BB	6.50	01/30/16	1,075,735	1,081,879
Warner Chilcott PLC	BTL-B4	Ba3	BB	6.50	01/30/16	349,265	351,259
Warner Chilcott PLC	Tranche B1	Ba3	BB	6.25	04/30/15	198,279	198,599
Warner Chilcott PLC	Tranche B2	Ba3	BB	6.25	04/30/15	330,171	330,703

							5,508,610

Professional Services- 0.3%

Bankruptcy Management Solutions, Inc.	2nd Lien	NR	NR	6.64	07/31/13	240,625	49,328
CHG Cos., Inc.	2nd Lien	NR	NR	6.26	01/08/14	1,000,000	990,000

							1,039,328

Real Estate Management & Development- 0.6%

Realogy Corp.	CLTL	B1	CCC-	3.30	10/10/13	312,279	279,100
Realogy Corp.	BTL	B1	CCC-	3.26	10/10/13	2,290,961	2,047,547

							2,326,647

Road & Rail- 1.4%

Cardinal Logistics Management, Inc.@#	2nd Lien	NR	NR	15.50	03/23/14	1,048,635	52,432
Greatwide Logistics Services, Inc.†@#(5)(7)	2nd Lien	NR	B	9.31	06/05/14	1,000,000	0
Neff Corp.†(5)(7)	2nd Lien	NR	NR	5.75	11/30/14	500,000	120,000
NES Rentals Holdings	2nd Lien	Caa2	CCC+	10.00	07/20/13	798,142	682,411
NES Tanks	2nd Lien	Caa2	B-	4.16	04/07/14	500,000	356,250
Rental Service Corp.	2nd Lien	Caa1	B-	4.04	11/30/13	1,638,949	1,593,878
Swift Transportation Co., Inc.	BTL-B	B3	B	8.25	05/10/14	2,613,179	2,558,448

							5,363,419

Semiconductors & Semiconductor Equipment- 1.9%

Freescale Semiconductor, Inc.	BTL	NR	B-	4.51	12/01/16	3,387,647	3,105,345
Intersil Corp.	BTL-B	Ba2	BB+	4.75	04/27/16	3,990,000	4,007,955

							7,113,300

Software- 4.0%

Infor Global Solutions	Delayed Draw	B1	B+	6.01	07/28/15	329,143	291,291
Infor Global Solutions	BTL	NR	B+	6.01	07/28/15	630,857	574,080
Intergraph Corp.	BTL-B1	B1	BB-	6.00-6.25	05/29/14	1,350,000	1,352,520
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.54	05/31/15	1,000,000	852,500
Open Solutions, Inc.	BTL-B	B1	BB-	2.63	01/23/14	2,587,471	2,171,858
Reynolds & Reynolds Co.	BTL-B	Ba3	BB-	5.25	04/01/17	2,273,214	2,271,184
Sensata Technologies BV	BTL-B	B1	BB	2.23	04/27/13	2,666,871	2,571,530
Verint Systems, Inc.	BTL	B1	BB-	5.25	05/25/14	3,051,363	2,997,964
Vertafore, Inc.	BTL-B	B1	B+	6.75-7.25	07/29/16	2,124,675	2,129,721

							15,212,648

Specialty Retail- 2.1%

Bass Pro Group LLC	BTL-B	B1	BB-	5.00-5.75	04/09/15	1,472,600	1,479,043
Michaels Stores, Inc.	BTL-B	B2	B	2.56-2.75	10/31/13	2,178,856	2,109,543
Michaels Stores, Inc.	BTL-B2	B2	B	4.81-5.00	07/31/16	1,586,474	1,558,491
National Bedding Co.	1st Lien	NR	BB	2.38-4.25	02/28/13	1,396,131	1,342,904
National Bedding Co.	2nd Lien	NR	CCC+	5.38	02/28/14	1,000,000	928,750
Petco Animal Supplies, Inc.	BTL-B	B1	B+	2.51-2.54	10/26/13	481,250	468,274

							7,887,005

Textiles, Apparel & Luxury Goods- 0.7%

Hanesbrands, Inc.	BTL-B	Ba1	BB+	5.25	12/10/15	368,500	372,761
Phillips-Van Heusen Corp.	BTL-B	Ba2	BBB	4.75	05/06/16	2,370,505	2,393,655

							2,766,416

Transportation Infrastructure- 0.3%

Central Parking Corp.	LOC	Ba3	CCC	2.69	05/22/14	379,310	324,310
Central Parking Corp.	1st Lien	Ba3	CCC	2.56	05/22/14	1,039,120	888,447

							1,212,757

Wireless Telecommunication Services- 0.7%

MetroPCS Wireless, Inc.	BTL	Ba1	BB-	3.81	11/03/16	2,579,674	2,557,734

Total Loans (cost $374,533,604)							362,014,565

CONVERTIBLE BONDS & NOTES- 0.0%
Chemicals- 0.0%

Wellman, Inc.@#(12) (cost $1,014,538)	Bond	NR	NR	5.00	01/29/19	98,207	0

COMMON STOCK- 1.3%
Chemicals- 0.5%

LyondellBasell Industries, Class A†						41,713	996,941
LyondellBasell Industries, Class B†						38,231	911,809

							1,908,750

Media- 0.8%

Citadel Broadcasting Corp.†						128,107	2,882,408

Total Common Stock (cost $3,337,702)							4,791,158

MEMBERSHIP INTEREST- 0.1%
Media- 0.0%

Advanstar Communications, Inc.†@(8)						12,608	140,264
NextMedia Operating, Inc.†@#(8)						7,916	87,548

							227,812

Oil, Gas & Consumable Fuels- 0.1%

Vitruvian Exploration LLC†						23,875	250,687

Total Membership Interest (cost $2,506,366)							478,499

Total Long-Term Investment Securities (cost $381,392,210)							367,284,222

SHORT-TERM INVESTMENT SECURITIES- 1.5%
Registered Investment Companies - 1.5%

SSgA Money Market Fund
(cost $5,872,211)						5,872,211	5,872,211

REPURCHASE AGREEMENTS - 3.1%

Bank of America Securities Joint Repurchase Agreement(10)						$6,910,000	6,910,000
UBS Securities LLC Joint Repurchase Agreement(10)						4,950,000	4,950,000

Total Repurchase Agreements (cost $11,860,000)							11,860,000

TOTAL INVESTMENTS- 100.6%
(cost $399,124,421) (11)							385,016,433
Liabilities in excess of other assets—(0.6)%							(2,388,716)

NET ASSETS- 100.0%							$382,627,717

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
CND TL	Canadian Term Loan
DIP	Debtor in Possession
LOC	Letter of Credit
NR	Security is not rated.
†	Non-income producing security
@	Illiquid security. At September 30, 2010, the aggregate value of these securities was $280,244, representing 0.1% of net assets.
#	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2010.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 52 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Advanstar Communications, Inc. Common Stock	11/24/09	12,608	$1,000,000	$140,264	$11.13	0.04%
NextMedia Operating, Inc. Common Stock	06/16/10	7,916	506,366	87,548	11.06	0.02

				$227,812		0.06%

(9)	Subsequent to September 30, 2010, the Company has filed for Chapter 11 bankruptcy protection and is in default.

(10)	See Note 3 for details of the Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$1,866,922	$3,295,796	$5,162,718
Airlines	—	3,459,982	—	3,459,982
Auto Components	—	11,077,884	1,205,428	12,283,312
Automobiles	—	2,708,118	—	2,708,118
Building Products	—	—	2,756,555	2,756,555
Capital Markets	—	6,600,618	1,615,894	8,216,512
Chemicals	—	14,827,347	2,769,660	17,597,007
Commercial Services & Supplies	—	17,269,729	3,684,517	20,954,246
Communications Equipment	—	1,824,814	3,024,722	4,849,536
Containers & Packaging	—	8,857,471	3,404,487	12,261,958
Distributors	—	3,980,883	—	3,980,883
Diversified Consumer Services	—	—	3,316,495	3,316,495
Diversified Financial Services	—	6,936,228	9,009,094	15,945,322
Diversified Telecommunication Services	—	8,510,107	—	8,510,107
Electric Utilities	—	397,322	837,373	1,234,695
Electrical Equipment	—	—	549,243	549,243
Electronic Equipment, Instruments & Components	—	471,610	—	471,610
Energy Equipment & Services	—	3,617,459	—	3,617,459
Food & Staples Retailing	—	3,865,306	902,123	4,767,429
Food Products	—	3,126,528	—	3,126,528
Health Care Equipment & Supplies	—	2,555,085	687,376	3,242,461
Health Care Providers & Services	—	12,397,950	2,465,113	14,863,063
Health Care Technology	—	2,717,236	—	2,717,236
Hotels, Restaurants & Leisure	—	16,856,331	3,251,994	20,108,325
Household Products	—	3,886,793	2,722,391	6,609,184
Industrial Conglomerates	—	7,476,635	2,406,000	9,882,635
Industrial Power Producers & Energy Traders	—	2,742,485	—	2,742,485
Insurance	—	3,730,267	5,433,389	9,163,656
Internet & Catalog Retail		3,683,025	—	3,683,025
Internet Software & Services	—	1,228,398	—	1,228,398
IT Services	—	14,045,073	2,674,762	16,719,835
Leisure Equipment & Products		—	1,795,345	1,795,345
Machinery	—	2,171,792	1,770,028	3,941,820
Marine	—	1,256,888	650,442	1,907,330
Media	—	46,170,469	10,932,468	57,102,937
Metals & Mining	—	957,663	0	957,663
Multi Utilities	—	4,263,006	—	4,263,006
Multiline Retail	—	2,071,914	2,508,431	4,580,345
Oil, Gas & Consumable Fuels	—	3,056,055	2,061,571	5,117,626
Paper & Forest Products	—	—	380,000	380,000
Personal Products	—	4,250,611	—	4,250,611
Pharmaceuticals	—	4,711,621	796,989	5,508,610
Professional Services	—	—	1,039,328	1,039,328
Real Estate Management & Development	—	2,326,647	—	2,326,647
Road & Rail	—	4,152,326	1,211,093	5,363,419
Semiconductors & Semiconductor Equipment	—	7,113,300	—	7,113,300
Software	—	10,496,813	4,715,835	15,212,648
Specialty Retail	—	5,615,351	2,271,654	7,887,005
Textiles, Apparel & Luxury Goods	—	2,766,416	—	2,766,416
Transportation Infrastructure	—	—	1,212,757	1,212,757
Wireless Telecommunication Services	—	2,557,734	—	2,557,734
Convertible Bonds & Notes	—	—	0	0
Common Stock	4,791,158	—	—	4,791,158
Membership Interest	—	—	478,499	478,499
Short-Term Investments:
Registered Investment Companies	—	5,872,211	—	5,872,211
Repurchase Agreements	—	11,860,000	—	11,860,000

Total	$4,791,158	$292,388,423	$87,836,852	$385,016,433

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans		Convertible Bonds & Notes	Common Stock	Membership Interest	Total
Balance as of 12/31/2009	$59,572,240		$1,869	$125,195	$301,991	$60,001,295
Accrued discounts/premiums	493,926		81,376	—	—	575,302
Realized gain/(loss)	(48,000)		—	(120,131)	—	(168,131)
Change in unrealized appreciation(depreciation)(1)	4,690,247		(87,988)	123,939	(329,857)	4,396,341
Purchases	47,461,727		4,743	—	506,365	47,972,835
(Sales)	(19,842,440)		—	(129,003)	—	(19,971,443)
Transfers into Level 3	13,513,310	#	—	—	—	13,513,310
Transfers (out) of Level 3	(18,482,657	)#	—	—	—	(18,482,657)

Balance as of 9/30/2010	$87,358,353		$0	$—	$478,499	$87,836,852

#       The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)    The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at September 30, 2010 includes:

	Loans		Convertible Bonds & Notes	Common Stock	Membership Interest
	$2,901,792		$(87,988)	$—	$(329,857)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2010 — (unaudited)

Note 1. Security Valuation

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of September 30, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of September 30, 2010, the Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	3.95%	$6,910,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities, LLC., dated September 30, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $175,055,000, a repurchase price of $175,055,973, and maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	1.88%	06/15/12	$173,093,000	$179,234,609

As of September 30, 2010, the Fund held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	3.95%	$4,950,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $125,295,000, a repurchase price of $125,295,766 and maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.50%	02/15/39	$131,794,800	$127,944,415

Note 4. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2010 for federal income tax purposes were as follows:

Cost (tax basis)	$398,985,676

Gross unrealized appreciation	$9,738,690
Gross unrealized depreciation	(23,707,933)

Net unrealized depreciation	$(13,969,243)

Note 5. Unfunded Loan Commitments

On September 30, 2010, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Reynolds Group Holdings, Inc.	Term Loan	03/16/16	$1,195,000
Valeant Pharmaceuticals International, Inc.	Term Loan	06/21/16	579,000

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 26, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 26, 2010